Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 1		$ 0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 2		(18,428)
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 3		72,376
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 4		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 5		53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 6		(38,836)
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 7		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 8		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 9		15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 1	15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 2	19,222
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 3	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 4	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 5	$ 34,334